Redeemable Preferred Shares - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 15, 2014	Dec. 12, 2014
Class of Stock [Line Items]
Number of common shares received for warrant exercised	8,438,225
Warrants exercise price to purchase common shares	$ 0.01
Aggregate purchase price of warrants	$ 3,000.0
Percentage of preferred shares redemption price	109.90%
Preferred shares voting right	Holders of the Preferred Shares have voting rights equal to one vote per each Preferred Share.
Preferred shares voting right per share	$ 1
Preference shares liquidation percentage	109.90%
Additional preferred dividend recognized	$ 546.4
Make-Whole [Member]
Class of Stock [Line Items]
Make whole dividend payable	75 days
Outstanding preferred shares	100.00%
Preferred Share [Member]
Class of Stock [Line Items]
Preferred stock sold	68,530,939
Preferred stock dividend rate percentage	9.00%
Preferred stock par value	$ 43.775848
Amount of Finance portion of the transactions allocated	$ 2,750.6
Warrant [Member]
Class of Stock [Line Items]
Number of common shares received for warrant exercised		8,438,225	8,438,225
Warrants exercise price to purchase common shares			$ 0.01
Amount of Finance portion of the transactions allocated	$ 247.6